Financial assets and liabilities at fair value - Financial assets & liabilities reported at amortized cost in fair value hierarchy (Details) - SEK SEK in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	SEK 258,678	SEK 258,657	SEK 292,968
Book value of financial liabilities	SEK 243,401	243,353	277,286
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		46,000	57,000
Financial liabilities at fair value		34,000	41,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		2,000	3,000
Financial liabilities at fair value		46,000	53,000
Borrowing from credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities		2,317	3,756
Senior securities issued
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities		222,516	249,192
Subordinated securities issued
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities		2,040	2,266
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities		159,095
Other financial liabilities | Subordinated securities issued
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities		2,040
Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		7,916	13,755
Book value of financial assets		263,961	296,445
Financial liabilities at fair value		79,901	93,151
Book value of financial liabilities		244,309	278,244
Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value			1,368
Financial liabilities at fair value			1
Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		5,942	9,868
Financial liabilities at fair value		34,086	40,597
Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1,974	2,519
Financial liabilities at fair value		45,815	52,553
Fair value | Borrowing from credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities		2,317	3,756
Fair value | Senior securities issued
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		63,421	71,079
Book value of financial liabilities		223,465	250,151
Fair value | Senior securities issued | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		20,426	23,192
Fair value | Senior securities issued | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		42,995	47,887
Fair value | Subordinated securities issued
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities		2,047	2,265
Fair value | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		164,408	185,035
Fair value | Other financial liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		164,408	184,707
Fair value | Other financial liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value			328
Fair value | Other financial liabilities | Borrowing from credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		2,317	3,698
Fair value | Other financial liabilities | Borrowing from credit institutions | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		2,317	3,698
Fair value | Other financial liabilities | Senior securities issued
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		160,044	179,072
Fair value | Other financial liabilities | Senior securities issued | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		160,044	178,744
Fair value | Other financial liabilities | Senior securities issued | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value			328
Fair value | Other financial liabilities | Subordinated securities issued
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		2,047	2,265
Fair value | Other financial liabilities | Subordinated securities issued | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		2,047	2,265
Fair value | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		211,969	230,573
Fair value | Loans and receivable | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1,781	7,854
Fair value | Loans and receivable | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		210,188	222,719
Financial assets, amortized cost | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		206,665	227,106
Financial liabilities, amortized cost | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities		163,452	184,135
Financial liabilities, amortized cost | Other financial liabilities | Borrowing from credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities		2,317	3,756
Financial liabilities, amortized cost | Other financial liabilities | Senior securities issued
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities		159,095	178,113
Financial liabilities, amortized cost | Other financial liabilities | Subordinated securities issued
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities		2,040	2,266
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		1,231	7,054
Cash and cash equivalents | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		1,231
Cash and cash equivalents | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		1,231	7,054
Cash and cash equivalents | Fair value | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1,231	7,054
Cash and cash equivalents | Fair value | Loans and receivable | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1,231	7,054
Cash and cash equivalents | Financial assets, amortized cost | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		1,231	7,054
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		4,382	3,687
Treasuries/government bonds | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		4,382	3,687
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		39,807	49,901
Other interest-bearing securities except loans | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		113	1,481
Book value of financial assets		39,807	49,911
Other interest-bearing securities except loans | Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value			1,099
Other interest-bearing securities except loans | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		113	125
Other interest-bearing securities except loans | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value			257
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		41,125	46,222
Loans in the form of interest-bearing securities | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		41,125
Loans in the form of interest-bearing securities | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value			269
Book value of financial assets		42,352	47,210
Loans in the form of interest-bearing securities | Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value			269
Loans in the form of interest-bearing securities | Fair value | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		42,352	46,941
Loans in the form of interest-bearing securities | Fair value | Loans and receivable | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		550	800
Loans in the form of interest-bearing securities | Fair value | Loans and receivable | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		41,802	46,141
Loans in the form of interest-bearing securities | Financial assets, amortized cost | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		41,125	45,953
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		23,198	26,190
Loans to credit institutions | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		23,198
Loans to credit institutions | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		23,451	26,240
Loans to credit institutions | Fair value | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		23,451	26,240
Loans to credit institutions | Fair value | Loans and receivable | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		23,451	26,240
Loans to credit institutions | Financial assets, amortized cost | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		23,198	26,190
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		141,111	147,909
Loans to the public | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		141,111
Loans to the public | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		144,935	150,338
Loans to the public | Fair value | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		144,935	150,338
Loans to the public | Fair value | Loans and receivable | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		144,935	150,338
Loans to the public | Financial assets, amortized cost | Loans and receivable
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		SEK 141,111	SEK 147,909